Subsequent Event (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012
Subsequent Event (Textual) [Abstract]
Dividend declared	$ 0.13	$ 0.13
Authorized first quarterly cash dividend payment		$ 21,120
Dividends payable date declared	Nov. 06, 2012	Jul. 31, 2012
Dividend payable date to be paid	Jan. 18, 2013	Oct. 19, 2012